Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)
BEGINNING BALANCE (in shares) at Dec. 31, 2013		131,630
BEGINNING BALANCE at Dec. 31, 2013	$ 270,697	$ 1,316	$ 180,016	$ 4,095	$ 85,270
Net income	44,467				44,467
Other comprehensive income	(1,590)			(1,590)
Stock-based compensation expenses	10,347		10,347
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		3,992
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	460	$ 40	420
Dividends declared	(20,281)				(20,281)
Ending Balance (in shares) at Dec. 31, 2014		135,622
Ending Balance at Dec. 31, 2014	304,100	$ 1,356	190,783	2,505	109,456
Net income	60,251				60,251
Other comprehensive income	(1,872)			(1,872)
Issuance of ordinary shares for Shannon Systems acquisition	7,640	$ 16	7,624
Issuance of ordinary shares for Shannon Systems acquisition, Shares		1,560
Stock-based compensation expenses	10,418		10,418
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		2,339
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	441	$ 23	418
Dividends declared	(36,480)				(36,480)
Ending Balance (in shares) at Dec. 31, 2015		139,521
Ending Balance at Dec. 31, 2015	344,498	$ 1,395	209,243	633	133,227
Net income	110,940				110,940
Other comprehensive income	(1,665)			(1,665)
Stock-based compensation expenses	17,364		17,364
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		1,790
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	69	$ 18	51
Dividends declared	(28,443)				(28,443)
Ending Balance (in shares) at Dec. 31, 2016		141,311
Ending Balance at Dec. 31, 2016	$ 442,763	$ 1,413	$ 226,658	$ (1,032)	$ 215,724